EQUITY TRANSACTIONS (Details Narrative) - USD ($)							12 Months Ended
		Dec. 30, 2025	Feb. 25, 2025	Feb. 19, 2025	Jul. 15, 2022	Jul. 15, 2022	Dec. 31, 2025	Dec. 20, 2025	Dec. 15, 2025	Aug. 05, 2025	Feb. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Class of Stock [Line Items]
Common stock, shares outstanding							2,076,974					1,806,000
Ordinary shares, par value				$ 0.001			$ 0.001					$ 0.001		$ 0.0001
Preferred stock, shares outstanding												0	0
Preferred stock, par value									$ 0.001					$ 0.0001
Preferred stock, par value							50,000,000		50,000,000			50,000,000
Preferred Stock, Shares Issued												0	0
Share Price			$ 0.58		$ 4.00	$ 4.00
Other Expenses			$ 600,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued for equity compensation plan, shares	[1]						167,500
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, par value					$ 0.001	$ 0.001
Preferred Stock, Shares Issued														0
Ordinary shares issued for equity compensation plan, shares						506,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							200,000
Preferred stock, par value				$ 0.0001			$ 0.001			$ 0.0001	$ 0.001	$ 0.001
Preferred stock, par value				2,000,000			200,000			10,000,000		200,000
Preferred Stock, Shares Issued							200,000
Share Price				$ 0.97						$ 0.77
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							1,000,000
Preferred stock, par value							$ 0.001			$ 0.001		$ 0.001
Preferred stock, par value							1,000,000					1,000,000
Preferred Stock, Shares Issued							1,000,000
Pre-split [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								20,769,483
Ordinary shares, par value								$ 0.0001
Preferred stock, par value														50,000,000
Pre-split [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued for equity compensation plan, shares			1,034,483
Pre-split [Member] | IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued for equity compensation plan, shares					5,060,000
Pre-split [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								2,000,000
Preferred stock, par value								$ 0.0001
Pre-split [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								10,000,000
Preferred stock, par value								$ 0.0001
Post-split [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								2,076,974
Ordinary shares, par value								$ 0.001
Preferred stock, par value														506,000
Post-split [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued for equity compensation plan, shares		103,448		167,500
Post-split [Member] | IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued for equity compensation plan, shares		506,000
Post-split [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								200,000
Preferred stock, par value								$ 0.001
Preferred stock, par value											200,000
Post-split [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								1,000,000
Preferred stock, par value								$ 0.001
Preferred stock, par value										1,000,000

[1]	The share information is presented on a retrospective basis to reflect the share consolidation. (Note 1)